Benefit Plans - Estimated Future Pension Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 6,282
2014	6,236
2015	6,902
2016	7,081
2017	7,799
2018-2022	46,850
Total	$ 81,150